Label	Element	Value
DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DeltaShares® S&P EM 100 & Managed Risk ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to track the investment results, before fees and expenses, of the S&P EM 100 Managed Risk 2.0 Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund (“Fund Shares”).
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Pursuant to the terms of the fund’s Investment Management Agreement, Transamerica Asset Management, Inc., the fund’s investment manager (the “Investment Manager”), has agreed to pay all expenses of the fund, except for Management Fees and certain other exceptions as described in the Statement of Additional Information under the heading “Management Agreement.”
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the fund was 647% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	647.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all Fund Shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the DeltaShares
®
S&P EM 100 & Managed Risk ETF (the “fund”) invests a substantial portion, but at least 80%, of its assets, exclusive of collateral held from securities lending, in securities comprising the S&P EM 100 Managed Risk 2.0 Index (the “Underlying Index”). “To be announced” transactions representing component securities comprising the Underlying Index and depositary receipts based on component securities in the Underlying Index (or, in the case of depositary receipts which themselves are component securities, underlying stocks in respect of such depositary receipts) are included in the above-noted investment policy.
The Underlying Index is designed to simulate, through a rules based methodology, a dynamic portfolio with the aim of both (i) managing the volatility of the Underlying Index and (ii) limiting losses from the
Underlying Index’s equity exposure due to severe sustained market declines. The Underlying Index seeks to achieve these objectives by allocating weightings among the S&P EM 100 Index (the “Equity Index”), the S&P U.S. Treasury Bond Current
5-Year
Index (the “Treasury Bond Index”) and the S&P U.S. Treasury Bill
0-3
Month Index (the
“T-Bill
Index”) (collectively, the “Constituent Indices”).

•
The Equity Index measures the performance of approximately 100 of the largest and most liquid companies from emerging markets plus Korea. As of December 31, 2020, the market capitalizations of companies included in the Equity Index were between $1.98 billion and $697 billion.

•	The Treasury Bond Index measures the performance of the most recently issued 5-year U.S. Treasury note or bond.
•	The T-Bill Index measures the performance of U.S. Treasury bills maturing in 0 to 3 months.
The weight of each Constituent Index may vary from 0% to 100% of the Underlying Index, and the sum of their weights will equal 100%. The Underlying Index rebalances on a daily basis. Depending on the allocation among the Constituent Indices, the Underlying Index expects to include between 1 and 120 securities.
The Underlying Index’s methodology seeks to address increases in market volatility by, when the annualized volatility of the Equity Index increases, reducing the Underlying Index’s allocation to the Equity Index and allocating the remainder to the Treasury Bond Index and/or
T-Bill
Index. Conversely, a decrease in the annualized volatility of the Equity Index may result in an increase in allocation to the Equity Index and a decreased allocation to the Treasury Bond Index and/or
T-Bill
Index.
In addition, the Underlying Index’s methodology seeks to reduce the effect of severe sustained market declines by determining allocations among the Constituent Indices based on the ratio of a moving average value of the Underlying Index compared to the current value of the Underlying Index. As this ratio increases, which tends to happen when the price of the Underlying Index is decreasing, the Underlying Index’s allocation to the Equity Index is reduced and the allocation to the Treasury Bond Index and/or
T-Bill
Index is increased. Conversely, when this ratio reduces, which tends to happen when the price of the Underlying Index is increasing, the methodology will increase the allocation to the Equity Index and decrease the allocation to the Treasury Bond Index and/or
T-Bill
Index.
The methodology determines allocation shifts between the Treasury Bond Index and
T-Bill
Index based on three factors:
1.
Yield-to
maturity on the Treasury Bond Index;
2. Volatility of the Treasury Bond Index; and
3. The correlation between the Treasury Bond Index and the Equity Index.
Specifically, the methodology allocates more of a shift from the Equity Index to the
T-Bill
Index when the
yield-to-maturity
on the Treasury Bond Index is not sufficiently higher than the effective Federal Funds Rate for a sustained period of time, when the volatility of the Treasury Bond Index is high, and/or when the correlation between the Treasury Bond Index and the Equity Index is positive.
Weight changes among Constituent Indices are calculated and may be implemented daily. A weight change is triggered when the weight allocated to the Equity Index changes by at least 3% since the last implemented change, netting positive and negative changes. Any daily weight change is limited to 10% plus the amount, if any, not previously implemented due to the 3% trigger not being met.
Under normal circumstances, in seeking to track the performance of the Underlying Index, the fund employs a replication strategy, which means the fund invests in substantially all of the securities represented in the Underlying Index in approximately the same proportions as the Underlying Index. The fund may also employ a sampling strategy when determined by the fund’s sub-adviser,
Milliman Financial Risk Management LLC (the
“Sub-Adviser”)
to be in the best interest of the fund in pursuing its
objective. A sampling strategy means that the fund purchases a subset of the securities in the Underlying Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Underlying Index. The fund may use derivatives, including futures, forwards and swaps on the Constituent Indices or on similar indices, for a variety of purposes, such as in an effort to gain exposure to underlying securities and markets in a more efficient manner, to optimize the execution processes and costs for portfolio transitions or for tax management purposes. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund.
The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the fund, the Investment Manager or the
Sub-Adviser.
The Underlying Index was developed by the Index Provider in collaboration with the
Sub-Adviser.
The Underlying Index is owned, calculated and controlled by the Index Provider in its sole discretion. The Index Provider determines the composition of the Underlying Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Underlying Index. Neither the
Sub-Adviser
nor its affiliates has any ability to select Underlying Index components or change the Underlying Index methodology.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. Many factors and risks affect the fund’s performance, including those described below. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund (either directly or through its investments in underlying funds). An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
You may lose money if you invest in this fund
.
Market:
The market values of the fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.
Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund’s investments may go down.
The
COVID-19
pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the
COVID-19
pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The
COVID-19
pandemic could continue to adversely affect the value and liquidity of the fund’s investments and negatively impact the fund’s performance.
Passive Strategy/Index:
The fund is managed with a passive investment strategy, attempting to track the performance of a rules based index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of the fund.
Index Tracking:
While the
Sub-Adviser
seeks to track the performance of the Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), the fund’s return may not match the return of the Underlying Index. When utilizing either a replication or sampling strategy, the fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities and engaging in derivatives transactions. In addition, the fund may not be fully invested at times, generally as a result of cash flows into or out of the fund. The
Sub-Adviser
may attempt to replicate the Underlying Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Underlying Index, or in some securities not included in the Underlying Index, potentially increasing the risk of divergence between the fund’s return and that of the Underlying Index. To the extent the fund employs a sampling strategy, an adverse development affecting an issuer of a security held by the fund could result in a greater decline in NAV than would be the case if the fund used a full replication strategy and held all of the securities in the Underlying Index. In addition, due to the potential for frequent rebalancing of the Underlying Index, there is greater risk that the fund may not implement all changes to the fund’s portfolio necessary to track exactly the performance of the Underlying Index.
Managed Risk Strategy:
The fund employs a managed risk strategy by seeking to track the performance of the Underlying Index. The Underlying Index is a managed risk index designed to simulate a dynamic portfolio with the aim of managing the volatility of the Underlying Index and limiting losses from the Underlying Index’s equity exposure due to severe sustained market declines but may not work as intended. The strategy may result in periods of underperformance, may limit the fund’s ability to participate in rising markets and may increase transaction costs. The fund’s performance may be lower than similar funds that are not subject to a managed risk strategy.
Portfolio Turnover:
Due to the Underlying Index’s methodology, during periods of higher volatility, the fund may experience greater portfolio turnover, as increased volatility may result in more frequent allocations among the Constituent Indices. Frequent purchases and sales of portfolio securities may result in higher fund expenses and may result in more significant distributions of short- term capital gains to investors, which are taxed as ordinary income.
Equity Securities:
Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. The fund may lose its entire investment in the equity securities of an issuer.
Fixed-Income Securities:
The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.
If the value of fixed-income securities owned by the fund falls, the value of your investment will go down.
Geographic Focus:
The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified fund. When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular geographic area or areas, the fund will focus in the same area or areas. As of December 31, 2020 a significant portion of the Equity Index was focused in China and South Korea.
China:
The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the fund invests. Additionally, from time to time and as recently as January 2020, China has experienced outbreaks of infectious illnesses, and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. The fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.
South Korea:
Economic and political developments of South Korean neighbors may have an adverse effect on the South Korean economy. Substantial political tensions exist between North Korea and South Korea and, recently, these political tensions have escalated. The outbreak of hostilities between the two nations, or even the threat of such an outbreak, will likely adversely impact the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline, mainly because of a rapidly aging population and structural problems. Among these structural concerns are the country’s underdeveloped financial markets and a general lack of regulatory transparency. The restructuring of the South Korean economy, including the creation of a mechanism for bankrupt firms to exit the market, remains an important unfinished task. These factors may adversely affect the South Korean economy and cause a diversion of corporate investment to China and other lower wage countries. South Korea’s economic growth potential is susceptible to problems from large scale emigration, rigid labor regulations and ongoing labor relations issues.
Derivatives:
Risks of derivatives include leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, credit risk, operational risk and legal risk. Use of derivatives can increase fund losses, reduce opportunities for gains, increase fund volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the fund. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the fund. In certain cases, the fund may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The fund may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements.
Asset Allocation:
The Underlying Index and, thus, the fund allocate assets among equity and fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not allocate its assets among equity and fixed income securities.
Authorized Participants, Market Makers and Liquidity Providers Concentration:
The fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, there may be a significantly diminished trading market for Fund Shares, and Fund Shares may trade at a material discount to the fund’s net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/ or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Consumer Discretionary
Sector:
When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2020, a significant portion of the Equity Index was focused in the consumer discretionary sector. The success of consumer discretionary companies may be affected by the overall domestic and global economy, exchange and interest rates, competition, consumer confidence, social trends and marketing campaigns. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles.
Concentration:
When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is concentrated in a particular industry or industries, the fund will concentrate in the same industry or industries. As of December 31, 2020 the S&P EM 100 Index was concentrated in the banking industry. When the fund focuses its investments in a particular industry or sector, financial, economic, business, and other developments affecting issuers in that industry, market, or economic sector will have a greater effect on the fund than if it had not focused its assets in that industry, market, or economic sector, which may increase the volatility of the fund.
Banking Industry.
Companies operating in the banking industry may be adversely affected by changes in interest rates, market cycles, economic conditions, concentrations of loans in particular industries, credit losses, credit rating downgrades and significant competition. The performance of bank stocks may be affected by extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact the banking companies. Banks may also be subject to severe price competition. Competition among banking companies is high and failure to maintain or increase market share may result in lost market value.
Counterparty:
The fund will be subject to the risk that the counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund will not fulfill their contractual obligations. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the fund may decline. In addition, the fund may incur costs and may be hindered or delayed in enforcing its rights against a counterparty.
Currency:
The value of the fund’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. The fund may be unable or may choose not to hedge its foreign currency exposure.
Depositary Receipts:
Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets:
Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the fund from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. In addition, emerging market securities may have low trading volumes and may be or become illiquid.
Financial Sector:
When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2020, a significant portion of the Equity Index was focused in the financial sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Foreign Investments:
Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may be more difficult to value than investments in U.S. issuers.
Information Technology Sector:
When the Underlying Index is significantly allocated to the Equity Index and the Equity Index is focused on a particular sector or sectors, the fund will focus in the same sector or sectors. As of December 31, 2020, a significant portion of the Equity Index was focused in the information technology sector. Market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Interest Rate:
Interest rates in the U.S. and certain foreign markets have been low relative to historic levels. The fund faces a risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the fund’s investments. A general rise in interest rates may cause investors to sell fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities generally.
Large Capitalization Companies:
The fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder/Small Shareholder Base/Liquidation:
The fund’s shareholder base currently is small and certain shareholders, including other funds managed by the Investment Manager, own a substantial amount of Fund Shares. As of the date of this Prospectus, certain Transamerica-sponsored mutual funds hold a large portion of Fund Shares. When the fund’s shareholder base is small and/or a substantial amount of Fund Shares are held by certain large shareholders, the fund may experience low trading volume and wide bid/ask spreads, and may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange. Transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca, Inc. and may, therefore, have a material upward or downward effect on the market price of Fund Shares. There can be no assurance that any large shareholder will not redeem its investment and such redemptions could have a significant negative impact on the fund. If a large shareholder were to redeem all, or a large portion, of its Fund Shares, there is no guarantee that the fund’s remaining assets will be sufficient to continue operations. If the fund’s assets, either in general or attributable to shareholders other than funds managed by the Investment Manager, are deemed insufficient to continue operations, the Board of Trustees may determine to liquidate the fund. If any of these conditions (i.e., the existence of large shareholders or a smaller shareholder base) persist for the foreseeable future, there will be an increased risk of liquidation. Any resulting liquidation of the fund could cause the fund to incur elevated transaction costs for the fund and negative tax consequences for its shareholders.
Liquidity:
The
fund may make investments
that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.
Market Trading:
The NAV of the fund and the value of your investment may fluctuate. Market prices of Fund Shares may fluctuate in response to changes in the fund’s NAV, the intraday value of the fund’s holdings and supply and demand for Fund Shares. There can be no assurance that an active market for Fund Shares will develop or be maintained. The fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or lack of an active trading market for Fund Shares. Any of these factors, among others, may result in Fund Shares trading at a significant premium or discount to NAV. Fund Shares may face trading halts and/or de-listing.
The
bid-ask
spread will vary over time based on the fund’s trading volume and market liquidity. The bid-ask
spread may increase significantly in times of market disruption or volatility. If a shareholder purchases Fund Shares at a time when the market price is at a premium to the NAV or sells Fund Shares at a time when the market price is at a discount to the NAV, the shareholder may increase any losses the shareholder might otherwise sustain.
Medium Capitalization Companies:
Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Non-Diversification:
As a
“non-diversified”
fund, the fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the fund more susceptible to negative events affecting those issuers.
Underlying Exchange Traded Funds:
To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
U.S. Government and Agency Obligations:
Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification: As a “non-diversified” fund, the fund may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the fund more susceptible to negative events affecting those issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance and the Underlying Index.
As with all funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.deltashares.com or by calling (888)
316-8077
.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance and the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 316-8077
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.deltashares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Return
Best Quarter:	12/31/20	20.21%
Worst Quarter:	3/31/20	-12.95%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The
after-tax
returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns may depend on the investor’s individual tax situation and may differ from those shown.
After-tax
returns may not be relevant if the investment is made through a tax-exempt
or
tax-deferred
account, such as a 401(k) plan.
DeltaShares S&P EM 100 & Managed Risk ETF | DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Year 1	rr_ExpenseExampleYear01	$ 61
Year 3	rr_ExpenseExampleYear03	192
Year 5	rr_ExpenseExampleYear05	335
Year 10	rr_ExpenseExampleYear10	$ 750
2020	rr_AnnualReturn2020	13.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.95%)
1 Year	rr_AverageAnnualReturnYear01	13.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2019
DeltaShares S&P EM 100 & Managed Risk ETF | Return After Taxes on Distributions | DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.05%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2019
DeltaShares S&P EM 100 & Managed Risk ETF | Return After Taxes on Distributions and Sale of Fund Shares | DeltaShares S&P EM 100 & Managed Risk ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 2019
DeltaShares S&P EM 100 & Managed Risk ETF | S&P EM 100 Managed Risk Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.67%
Since Inception	rr_AverageAnnualReturnSinceInception	17.91%
DeltaShares S&P EM 100 & Managed Risk ETF | S&P EM 100 Managed Risk 2.0 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.96%
Since Inception	rr_AverageAnnualReturnSinceInception	12.03%